(Loss)/Income Per Share (Tables)	12 Months Ended
Jun. 30, 2024
(Loss)/Income Per Share [Abstract]
Schedule of Basic Loss Per Share and Diluted Loss Per Share	Basic net (loss)/income per share and diluted net (loss)/income per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2022, 2023 and 2024 as below:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Numerator:
Net (loss)/income	(233,426)	(108,652)	385,527
Net income attributable to noncontrolling interests	-	115	-
Net (loss)/Income attributable to QuantaSing Group Limited	(233,426)	(108,537)	385,527
Allocation of accretion of Predecessors’ preferred shares (i)	(22,655)	-	-
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date	(2,987)	(22,379)	-
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	(259,068)	(130,916)	385,527
Denominator:
Weighted average number of ordinary shares outstanding (ii)
— basic	49,270,950	103,948,398	164,998,649
— diluted	49,270,950	103,948,398	170,045,651
Net (loss)/income per share
— basic	(5.26)	(1.26)	2.34
— diluted	(5.26)	(1.26)	2.27
(i)	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB22,655, nil and nil for the years ended June 30, 2022, 2023 and 2024 respectively.
(ii)	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 2,276,065, 3,318,369 and 3,092,516 vested options with nominal exercise price for the years ended June 30, 2022, 2023 and 2024.